Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK COLLATERAL TRUST
Entity Central Index Key	0001631942
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000154149 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Collateral Trust
Class Name	John Hancock Collateral Trust
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Collateral Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/collateral-trust. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/collateral-trust
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Collateral Trust	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Net Assets	$ 2,264,266,168
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 990,492
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,264,266,168
Total number of portfolio holdings	100
Total advisory fees paid (net)	$990,492
Weighted Average Maturity	40 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	50.7%
Repurchase agreement	33.8%
U.S. Government	15.5%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.